Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Note 4 — Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
March 31, 2024
Definite-lived intangible assets
Developed technology	$9,909	$(4,853)	$5,056
Customer contracts and related relationship	2,383	(2,216)	167
Trade names	123	(123)	—

Intangible assets subject to amortization	12,415	(7,192)	5,223
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(7,192)	$7,329

There were no impairment charges for the three months ended March 31, 2024 and 2023. Amortization expense amounted to $0.6 million for both the three months ended March 31, 2024 and 2023.

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
December 31, 2023
Definite-lived intangible assets
Developed technology	$9,909	$(4,465)	$5,444
Customer contracts and related relationship	2,383	(2,047)	336
Trade names	123	(123)	—

Intangible assets subject to amortization	12,415	(6,635)	5,780
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(6,635)	$7,886

Based on the amount of intangible assets as of March 31, 2024, the expected amortization expense for each of the next five years and thereafter is as follows:

in thousands	Expected Amortization Expense (1)
2024 (remainder)	$1,334
2025	1,555
2026	1,555
2027	779

Total Intangible assets subject to amortization	$5,223

(1)	Remaining intangible amortization concludes in the second quarter of 2027.

Note 4 — Goodwill and Intangible Assets
Goodwill
During the year ended December 31, 2022, the Company determined that impairment indicators were present based on the following: (a) reorganization of its reporting structure to two operating segments, (b) a sustained decrease in the Company’s share price, (c) existence of substantial doubt about the Company’s ability to continue as a going concern, and (d) macroeconomic factors affecting the Company’s business. Accordingly, the Company proceeded with a quantitative impairment assessment of its indefinite-lived intangible assets and of goodwill based on the reporting structure immediately before the reorganization, as a single reporting unit, resulting in a non-cash
impairment charge of $58.3 million during the year ended December 31, 2022, fully impairing its goodwill balance. The fair value of the Company’s reporting unit was determined using a discounted cash flow model. Significant inputs included discount rate, forecasted revenue growth, and forecasted operating expenses. These valuation inputs are considered Level 3 inputs as defined by ASC 820
Fair Value Measurement
.
Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
December 31, 2023
Definite-lived intangible assets
Developed technology	$9,909	$(4,465)	$5,444
Customer contracts and related relationship	2,383	(2,047)	336
Trade names	123	(123)	—

Intangible assets subject to amortization	12,415	(6,635)	5,780
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(6,635)	$7,886

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
December 31, 2022
Definite-lived intangible assets
Developed technology	$9,909	$(2,910)	$6,999
Customer contracts and related relationship	2,383	(1,376)	1,007
Trade names	123	(103)	20

Intangible assets subject to amortization	12,415	(4,389)	8,026
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(4,389)	$10,132

No impairment charges were recorded for the year ended December 31, 2023. For the year ended December 31, 2022, for indefinite-lived intangible assets, the Company determined that impairment indicators were present as discussed above under Goodwill and compared the carrying amounts of its indefinite-lived intangible assets to their fair values, resulting in a non-cash
impairment charge. The fair value of the trade name was determined using the relief-from-royalty method. Significant inputs include discount rates, growth rates, and cash flow projections, and for the trade name, the royalty rate. These valuation inputs are considered Level 3 inputs as defined by ASC 820
.
The Company recorded a
pre-tax
impairment charge of $4.8 million for the year ended December 31, 2022 related to its definite-lived intangible assets. The historical costs of the Company’s definite-lived intangible assets were adjusted by these impairment charges to derive the carrying amounts in the table above.

Based on the amount of intangible assets as of December 31, 2023, the expected amortization expense for each of the next four years is as follows:

in thousands	Expected Amortization Expense
2024	$1,891
2025	1,555
2026	1,555
2027	779

Total Intangible assets subject to amortization	$5,780